CONVERTIBLE NOTE PAYABLE (Details)	0 Months Ended		12 Months Ended
	Oct. 20, 2012 USD ($)	Oct. 20, 2012 CAD	Dec. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible note, face amount	$ 20,102	20,000
Convertible note, interest rate	20.00%	20.00%
Shares issued at conversion	100,000	100,000
Maturity date	Jun. 30, 2013	Jun. 30, 2013
Convertible note payable			20,102	20,102
Advances from others				12,180
Accrued interest			$ 4,000